Convertible Debt	12 Months Ended
Dec. 31, 2019
Disclosure of Convertible Debt [Abstract]
Convertible Debt
8.	Convertible Debt

Details of the Convertible Debt are as follows:

	Year ended December 31,
	2019	2018
Convertible Debt – beginning of period	$56,984	$49,067
Transition to IFRS 9 (Note 2)	-	1,346
Convertible Debt – adjusted beginning of period	56,984	50,413
Change due to modification (Note 7)	792	3,142
Accretion and capitalized interest	2,105	3,429
Repayment	(59,881)	-
Convertible Debt – end of period	-	56,984
Less current portion	-	(56,984)
Non-current portion	$-	$-

Since October 2008, the Company issued $25.0 million of secured convertible debentures to Glencore.  The Company provided security on these debentures covering all of the assets of PolyMet.  These debentures bore interest at the twelve month U.S. dollar LIBOR plus 4.0% through July 31, 2015, twelve month U.S. dollar LIBOR plus 8.0% through December 31, 2015, twelve month U.S. dollar LIBOR plus 15.0% beginning January 1, 2016, and twelve month U.S. dollar LIBOR plus 10.0% beginning April 1, 2018.  Interest was compounded quarterly and payable in cash or by increasing the principal amount of the debentures, at the option of Glencore.  Since inception, $34.881 million of interest was capitalized to the principal amount of the debenture.  All borrowing costs were eligible for capitalization and $2.105 million was capitalized during 2019.  Upon closing of the Rights Offering, these debentures were fully repaid on June 28, 2019 (see Note 10).

Subsequent to December 31, 2019, the Company agreed to issue unsecured convertible debentures to Glencore in four tranches during 2020 with a total minimum principal amount of $20.0 million and total maximum principal amount of $30.0 million, the amount of each tranche to be determined jointly by the Company and Glencore. The debentures are due on the earlier of March 31, 2023 or upon US$100 million of project financing. Interest will accrue on the unsecured debentures at 4% per annum on the balance drawn and the principal amount of the debentures is convertible into common shares of the Company at a conversion price equal to $0.2223. The first tranche in the amount of $7.0 million was issued on March 18, 2020 (see Note 16).